Initial Public offering - Additional Information (Detail) - USD ($)			5 Months Ended
	Oct. 01, 2020	Sep. 25, 2020	Dec. 31, 2020
Disclosure Of Initial Public Offer [Line Items]
Number of units issued			$ 182,958,309
Exercise price of warrants		$ 11.50
Public Warrants [Member]
Disclosure Of Initial Public Offer [Line Items]
Number Of Securities Called By Each Warrant Or Right	1
Exercise price of warrants	$ 11.50	$ 1.28
IPO [Member]
Disclosure Of Initial Public Offer [Line Items]
Number of units issued		$ 20,000,000
Shares issued, price per share		$ 10.00
Over-Allotment Option [Member]
Disclosure Of Initial Public Offer [Line Items]
Number of units issued	$ 737,202
Shares issued, price per share	$ 10.00